Fair Value Measurements and Disclosures (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements and Disclosures, Disclosure [Line Items]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Spectrum Strategic

December 31, 2012	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Investment in BHM I, LLC	–	63,045,391	n/a	63,045,391
Investment in PGR Master Fund	–	5,021,111	n/a	5,021,111
Investment in MB Master Fund	–	8,142,971	n/a	8,142,971
Total Assets	–	76,209,473	n/a	76,209,473

Spectrum Strategic

December 31, 2011	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Investment in BHM I, LLC	–	101,259,072	n/a	101,259,072
Investment in PGR Master Fund	–	9,193,011	n/a	9,193,011
Investment in MB Master Fund	–	8,832,023	n/a	8,832,023
Total Assets	–	119,284,106	n/a	119,284,106

During the twelve months ended December 31, 2012 and 2011, there were no Level 3 assets and liabilities and there were no transfers of assets or liabilities between Level 1 and 2.

Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Fair Value Measurements and Disclosures, Disclosure [Line Items]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The Partnerships' assets and liabilities measured at fair value on a recurring basis are summarized in the following tables by the type of inputs applicable to the fair value measurements.

Spectrum Currency
December 31, 2012	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Investment in KR Master Fund	–	10,109,603	n/a	10,109,603
Investment in Cambridge Master Fund	–	6,920,831	n/a	6,920,831
Forwards	–	105,849	n/a	105,849
Total Assets	–	17,136,283	n/a	17,136,283

Liabilities
Forwards	–	64,477	n/a	64,477
Total Liabilities	–	64,477	n/a	64,477

Unrealized currency gain				1,833

*Net fair value	–	17,071,806	n/a	17,073,639

December 31, 2011	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Forwards	–	38,838	n/a	38,838
Options Purchased	–	1,534	n/a	1,534
Total Assets	–	40,372	n/a	40,372

Liabilities
Forwards	–	162,699	n/a	162,699
Total Liabilities	–	162,699	n/a	162,699

Unrealized currency gain				35,474

*Net fair value	–	(122,327)	n/a	(86,853)

*	This amount comprises of the "Net unrealized gain (loss) on open contracts", "Investments" and "Options purchased" on the Statements of Financial Condition.

During the twelve months ended December 31, 2012 and 2011, there were no Level 3 assets and liabilities and there were no transfers of assets or liabilities between Level 1 and 2.

Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
Fair Value Measurements and Disclosures, Disclosure [Line Items]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Spectrum Global Balanced
December 31, 2012	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	270,741	–	n/a	270,741
Forwards	–	70,236	n/a	70,236
Total Assets	270,741	70,236	n/a	340,977

Liabilities
Futures	195,393	–	n/a	195,393
Forwards	–	40,258	n/a	40,258
Options Written	22,859	–		22,859
Total Liabilities	218,252	40,258	n/a	258,510

Unrealized currency gain				876,453

*Net fair value	52,489	29,978	n/a	958,920

December 31, 2011	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	472,189	–	n/a	472,189
Forwards	–	20,656	n/a	20,656
Options Purchased	–	814	n/a	814
Total Assets	472,189	21,470	n/a	493,659

Liabilities
Futures	137,777	–	n/a	137,777
Forwards	–	29,153	n/a	29,153
Total Liabilities	137,777	29,153	n/a	166,930

Unrealized currency gain				894,862

*Net fair value	334,412	(7,683)	n/a	1,221,591

*	This amount comprises of the "Total net unrealized gain on open contracts" and "Options purchased" and "Options written" on the Statements of Financial Condition.

During the twelve months ended December 31, 2012 and 2011, there were no Level 3 assets and liabilities and there were no transfers of assets or liabilities between Level 1 and 2.

Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Fair Value Measurements and Disclosures, Disclosure [Line Items]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Spectrum Select

December 31, 2012	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	7,876,474	–	n/a	7,876,474
Forwards	–	619,732	n/a	619,732
Total Assets	7,876,474	619,732	n/a	8,496,206

Liabilities
Futures	4,169,335	–	n/a	4,169,335
Forwards	–	571,652	n/a	571,652
Total Liabilities	4,169,335	571,652	n/a	4,740,987

Unrealized currency loss				(1,203,865)
*Net fair value	3,707,139	48,080	n/a	2,551,354

December 31, 2011	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	11,006,486	–	n/a	11,006,486
Forwards	–	729,350	n/a	729,350
Total Assets	11,006,486	729,350	n/a	11,735,836

Liabilities
Futures	3,707,388	–	n/a	3,707,388
Forwards	–	322,961	n/a	322,961
Total Liabilities	3,707,388	322,961	n/a	4,030,349

Unrealized currency loss				(1,303,588)
*Net fair value	7,299,098	406,389	n/a	6,401,899

*	This amount comprises of the "Total net unrealized gain on open contracts" on the Statements of Financial Condition.

During the twelve months ended December 31, 2012 and 2011, there were no Level 3 assets and liabilities and there were no transfers of assets or liabilities between Level 1 and 2.

Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Fair Value Measurements and Disclosures, Disclosure [Line Items]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Spectrum Technical

December 31, 2012	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Investment in Blackwater Master Fund	–	43,685,685	n/a	43,685,685
Futures	4,081,355	–	n/a	4,081,355
Forwards	–	1,275,053	n/a	1,275,053
Total Assets	4,081,355	44,960,738	n/a	49,042,093

Liabilities
Futures	2,249,281	–	n/a	2,249,281
Forwards	–	665,520	n/a	665,520
Total Liabilities	2,249,281	665,520	n/a	2,914,801

Unrealized currency loss				(3,483,151)
*Net fair value	1,832,074	44,295,218	n/a	42,644,141

December 31, 2011	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Investment in Blackwater Master Fund	–	43,800,324	n/a	43,800,324
Futures	8,141,255	–	n/a	8,141,255
Forwards	–	737,671	n/a	737,671
Options Purchased	1,507	–	n/a	1,507
Total Assets	8,142,762	44,537,995	n/a	52,680,757

Liabilities
Futures	2,838,249	–	n/a	2,838,249
Forwards	–	168,277	n/a	168,277
Options Written	3,460	–	n/a	3,460
Total Liabilities	2,841,709	168,277	n/a	3,009,986

Unrealized currency gain				2,893,771
*Net fair value	5,301,053	44,369,718	n/a	52,564,542

*
This amount comprises of the "Total net unrealized gain on open contracts", "Investment in Blackwater Master Fund"and "Options purchased" and "Options written" on the Statements of Financial Condition.

During the twelve months ended December 31, 2012 and 2011, there were no Level 3 assets and liabilities and there were no transfers of assets or liabilities between Level 1 and 2.